FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2005

                  Date of reporting period: June 30, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

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                                            Hawaiian Tax-Free Trust
                                            Schedule of Investments
                                                 June 30, 2005
                                                  (unaudited)


                                                                                   Moody's/S&P
                   Principal Security                                              Ratings
                      Amount   Description                                         (unaudited)        Value            (a)
Municipal Bonds  (97.9%):
Hawaii  (93.6%):
                               Board of Regents, University of
                               Hawaii, University System Revenue
                               Bonds, Series A, FGIC Insured
               $1,805,000      5.500%, 07/15/14                                      Aaa/AAA      $       2,042,502
                1,090,000      5.500%, 07/15/16                                      Aaa/AAA              1,229,782
                2,000,000      5.500%, 07/15/19                                      Aaa/AAA              2,235,320
                2,000,000      5.500%, 07/15/21                                      Aaa/AAA              2,227,440
                2,000,000      5.500%, 07/15/22                                      Aaa/AAA              2,228,740
                3,000,000      5.500%, 07/15/29                                      Aaa/AAA              3,315,720

                               Board of Regents, University of
                               Hawaii, University System Revenue
                               Bonds, Series B, FSA Insured
                1,110,000      5.250%, 10/01/12                                      Aaa/AAA              1,227,083
                1,000,000      5.250%, 10/01/13                                      Aaa/AAA              1,106,080
                1,140,000      5.250%, 10/01/14                                      Aaa/AAA              1,252,176
                1,395,000      5.250%, 10/01/15                                      Aaa/AAA              1,533,914

                               City and County Board of Honolulu, Hawaii  Water
                               Supply Revenue Bonds, Series A, FGIC Insured

                700,000        4.750%, 07/01/15                                      Aaa/AAA                763,581

                               City and County of Honolulu, Hawaii
                               Board of Water Supply & System
                               Revenue Bonds, FSA Insured

                  620,000      5.500%, 07/01/15                                      Aaa/AAA                688,566
                3,000,000      5.125%, 07/01/21                                      Aaa/AAA              3,247,740
                5,450,000      5.250%, 07/01/23                                      Aaa/AAA              5,924,259

                               City and County of Honolulu, Hawaii
                               Board of Water Supply & System
                               Revenue Bonds, Series A, FGIC Insured

                1,000,000      3.000%, 07/01/11                                      Aaa/AAA                989,180
                  600,000      4.000%, 07/01/13                                      Aaa/AAA                624,990
                1,365,000      4.000%, 07/01/14                                      Aaa/AAA              1,419,368
                2,700,000      4.750%, 07/01/16                                      Aaa/AAA              2,930,094
                2,805,000      4.750%, 07/01/17                                      Aaa/AAA              3,028,418
                2,970,000      4.750%, 07/01/18                                      Aaa/AAA              3,190,107
                3,095,000      4.750%, 07/01/19                                      Aaa/AAA              3,307,317
                3,265,000      4.750%, 07/01/20                                      Aaa/AAA              3,473,666
                1,230,000      5.000%, 07/01/21                                      Aaa/AAA              1,331,733

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A,
                               Escrowed to Maturity, FGIC Insured
                3,995,000      5.750%, 04/01/11                                      Aaa/NR               4,540,477

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A,
                               Escrowed to Maturity, FGIC Insured
                4,110,000      6.000%, 01/01/11                                      Aaa/AAA              4,700,360
                  920,000      6.000%, 01/01/12                                      Aaa/AAA              1,068,635

                  775,000      5.750%, 04/01/13                                      Aaa/AAA                902,511

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A,
                               Escrowed to Maturity, MBIA Insured
                1,355,000      6.000%, 11/01/09                                      Aaa/AAA              1,519,633

                410,000        6.000%, 11/01/10                                      Aaa/AAA                468,741

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A,
                               FGIC Insured
                9,970,000      7.350%, 07/01/07                                      Aaa/AAA             10,844,469
                3,600,000      7.350%, 07/01/08                                      Aaa/AAA              4,057,272
                1,715,000      6.000%, 01/01/11                                      Aaa/AAA              1,954,860

                    5,000      5.750%, 04/01/11                                      Aaa/AAA                  5,674
                1,580,000      6.000%, 01/01/12                                      Aaa/AAA              1,826,259
                3,025,000      5.750%, 04/01/13                                      Aaa/AAA              3,504,826

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A, FSA Insured
                2,500,000       5.000%, 09/01/09                                     Aaa/AAA              2,694,775

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A
                               MBIA Insured

                  860,000      6.000%, 11/01/09                                      Aaa/AAA                964,490
                1,090,000      6.000%, 11/01/10                                      Aaa/AAA              1,246,164
                  370,000      5.250%,03/01/12                                       Aaa/AAA                412,531
                  745,000      5.250%,03/01/18                                       Aaa/AAA                822,882
                1,115,000      5.250%,03/01/15                                       Aaa/AAA              1,244,162
                1,715,000      5.250%,03/01/16                                       Aaa/AAA              1,911,230
                4,655,000      5.000%, 07/01/16                                      Aaa/AAA              5,216,067
                1,775,000      5.250%,03/01/17                                       Aaa/AAA              1,969,309

                               City and County of Honolulu, Hawaii, General
                               Obligation Bonds, Prerefunded Series A, Escrowed
                               to Maturity, MBIA Insured
                630,000        5.250%,03/01/12                                       Aaa/AAA                 706,009

                               City and County of Honolulu, Hawaii, General
                               Obligation Bonds, Prerefunded 03/01/13 @ 100,
                               Series A, MBIA Insured
                1,885,000      5.250%,03/01/15                                       Aaa/AAA              2,128,994
                2,885,000      5.250%,03/01/16                                       Aaa/AAA              3,258,434
                3,005,000      5.250%,03/01/17                                       Aaa/AAA              3,393,967
                1,255,000      5.250%,03/01/18                                       Aaa/AAA              1,417,447

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A,
                               Prerefunded 09/01/06 @ 102, FGIC Insured

                440,000        5.625%, 09/01/14                                      Aaa/AAA                463,439

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A,
                               Prerefunded 09/01/11 @ 100, FSA Insured
                3,500,000      5.375%, 09/01/18                                      Aaa/AAA              3,930,255
                2,000,000      5.125%, 09/01/20                                      Aaa/AAA              2,218,100

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series A,
                               Prerefunded 11/01/05 @ 101, MBIA Insured
                2,280,000       5.000%, 11/01/15                                     Aaa/AAA              2,320,880

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series B
                               FGIC Insured

                  600,000      5.125%, 07/01/11                                      Aaa/AAA                655,260
                7,310,000      5.500%, 10/01/11                                      Aaa/AAA              8,231,279
                4,490,000      5.000%, 07/01/19                                      Aaa/AAA              4,882,561
                1,395,000      5.000%, 07/01/20                                      Aaa/AAA              1,516,965

                               City and County of Honolulu, Hawaii  General
                               Obligation Bonds,  Series B, MBIA Insured
                4,000,000      5.000%, 07/01/10                                      Aaa/AAA              4,350,520
                5,000,000      5.000%, 07/01/12                                      Aaa/AAA              5,523,200
                3,000,000      5.000%, 07/01/13                                      Aaa/AAA              3,333,210

                               City and County of Honolulu, Hawaii, General
                               Obligation Bonds, Series B, MBIA Insured
                2,930,000      5.000%,07/01/18                                       Aaa/AAA              3,227,571

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series B,
                               Prerefunded 07/01/09 @ 101, FGIC Insured
                2,595,000      5.125%, 07/01/15                                      Aaa/AAA              2,834,000

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series B,
                               Prerefunded 11/01/07 @ 101, FGIC Insured

                  930,000      5.000%, 11/01/13                                      Aaa/AAA                986,479
                1,060,000      5.000%, 11/01/14                                      Aaa/AAA              1,124,374

                  530,000      5.000%, 11/01/16                                      Aaa/AAA                562,187
                1,400,000      5.000%, 11/01/17                                      Aaa/AAA              1,485,022

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Series C,
                               FGIC Insured
                4,000,000      5.000%, 07/01/05                                      Aaa/AAA              4,000,238
                7,750,000      5.125%, 07/01/14                                      Aaa/AAA              8,363,335
                2,510,000      5.000%, 07/01/18                                      Aaa/AAA              2,682,412

                               City and County of Honolulu, Hawaii, General
                               Obligation Bonds, Series D, MBIA Insured
                6,450,000      5.000%,07/01/20                                       Aaa/AAA              7,032,177

                               City and County of Honolulu, Hawaii
                               General Obligation Bonds, Water Utility
                               Refunding and Improvement, Escrowed
                               to Maturity, FGIC Insured
                1,125,000      6.000%, 12/01/12                                      Aaa/AAA              1,322,212
                1,050,000      6.000%, 12/01/15                                      Aaa/AAA              1,273,104

                               City and County of Honolulu, Hawaii
                               Improvement District No. 261 (Halawa
                               Business Park), Special Assessment Bonds

                355,000        6.800%, 10/15/05                                      NR/NR2                 359,054

                290,000        6.900%, 10/15/06                                      NR/NR2                 296,458

                               City and County of Honolulu, Hawaii
                                Wastewater Systems Revenue Bonds, FGIC Insured
                1,395,000       5.000%, 07/01/12                                     Aaa/NR               1,502,736

                               County of Hawaii, Hawaii General
                               Obligation Bonds, Series A, FGIC Insured
                1,700,000      5.450%, 05/01/07                                      Aaa/AAA              1,780,223
                3,170,000      5.500%, 05/01/08                                      Aaa/AAA              3,393,231
                2,500,000      5.550%, 05/01/09                                      Aaa/AAA              2,729,275
                4,905,000      5.600%, 05/01/11                                      Aaa/AAA              5,525,286
                1,000,000      5.600%, 05/01/12                                      Aaa/AAA              1,138,720
                1,000,000      5.600%, 05/01/13                                      Aaa/AAA              1,149,890
                1,465,000      5.500%, 07/15/16                                      Aaa/AAA              1,623,747

                               County of Hawaii, Hawaii General
                               Obligation Bonds, Series A, FSA Insured
                1,000,000      5.375%, 05/15/13                                      Aaa/AAA              1,087,920
                1,000,000      5.400%, 05/15/15                                      Aaa/AAA              1,086,160
                1,000,000      5.000%, 07/15/16                                      Aaa/AAA              1,094,630
                2,000,000      5.000%, 07/15/17                                      Aaa/AAA              2,179,080
                1,470,000      5.625%, 05/15/18                                      Aaa/AAA              1,610,797
                1,000,000      5.000%, 07/15/18                                      Aaa/AAA              1,084,480

                               County of Hawaii, Hawaii General
                               Obligation Bonds, Series A, Prerefunded
                                02/01/06 @ 101.5, FGIC Insured
                1,900,000      5.000%, 02/01/11                                      Aaa/AAA              1,953,884
                1,970,000      5.100%, 02/01/12                                      Aaa/AAA              2,026,972
                2,440,000      5.200%, 02/01/16                                      Aaa/AAA              2,511,931

                               County of Hawaii, Hawaii General
                               Obligation Bonds, Series B, MBIA Insured
                1,060,000      4.250%, 07/15/09                                      Aaa/AAA              1,110,286

                               City and County of Honolulu, Hawaii
                               Wastewater Systems Revenue Bonds,
                               Junior Series, FGIC Insured
                3,000,000      5.250%, 07/01/13                                      Aaa/AAA              3,257,220
                1,000,000      5.250%, 07/01/15                                      Aaa/AAA              1,082,610
                2,400,000      5.250%, 07/01/16                                      Aaa/AAA              2,594,520
                2,000,000      5.250%, 07/01/18                                      Aaa/AAA              2,161,320
                5,055,000      5.000%, 07/01/23                                      Aaa/AAA              5,376,902

                               City and County of Honolulu, Hawaii
                               Wastewater Systems Revenue Bonds,
                               Senior Series, AMBAC Insured
                1,810,000      5.500%, 07/01/11                                      Aaa/NR               2,035,146
                1,065,000      5.500%, 07/01/16                                      Aaa/NR               1,179,136
                3,000,000      5.500%, 07/01/17                                      Aaa/NR               3,312,960
                2,310,000      5.500%, 07/01/18                                      Aaa/NR               2,543,148
                2,000,000      5.250%, 07/01/19                                      Aaa/NR               2,184,160

                               County of Kauai, Hawaii General
                               Obligation Bonds, Escrowed to Maturity

                  665,000      9.000%, 08/01/05                                       A1/NR           668,356

                               County of Kauai, Hawaii General
                               Obligation Bonds, Series A, Prerefunded
                                08/01/10 @ 100, FGIC Insured
                1,000,000      6.125%, 08/01/13                                      Aaa/AAA              1,143,900
                1,010,000      6.250%, 08/01/14                                      Aaa/AAA              1,161,227
                1,000,000      6.250%, 08/01/15                                      Aaa/AAA              1,149,730
                1,000,000      6.250%, 08/01/16                                      Aaa/AAA              1,149,730
                1,275,000      6.250%, 08/01/17                                      Aaa/AAA              1,465,906

                               County of Kauai, Hawaii General
                               Obligation Refunding Bonds, Series A,
                               MBIA Insured
                1,010,000      5.700%, 02/01/07                                      Aaa/AAA              1,022,393
                1,125,000      5.625%, 08/01/13                                      Aaa/AAA              1,267,774
                1,620,000      5.625%, 08/01/14                                      Aaa/AAA              1,821,803
                1,035,000      5.625%, 08/01/17                                      Aaa/AAA              1,155,495
                1,000,000      5.625%, 08/01/18                                      Aaa/AAA              1,114,690
                2,360,000      5.500%, 08/01/20                                      Aaa/AAA              2,602,466

                               County of Kauai, Hawaii General
                               Obligation Refunding Bonds, Series B & C,
                               AMBAC Insured

                  435,000      5.900%, 08/01/08                                      Aaa/AAA                473,319
                1,355,000      5.900%, 08/01/08                                      Aaa/AAA              1,474,362
                1,300,000      5.950%, 08/01/10                                      Aaa/AAA              1,473,199

                               County of Maui, Hawaii  General Obligation
                               Bonds, MBIA Insured
                1,100,000      5.000%, 09/01/08                                      Aaa/AAA              1,169,762

                               County of Maui, Hawaii General Obligation Bonds,
                               MBIA Insured
                4,000,000      5.000%, 03/01/17                                      Aaa/AAA              4,418,680
                2,500,000      5.000%, 03/01/18                                      Aaa/AAA              2,746,775
                1,105,000      5.000%, 03/01/19                                      Aaa/AAA              1,207,522

                               County of Maui, Hawaii General
                               Obligation Bonds, Series A, FGIC Insured
                1,200,000      5.125%, 03/01/14                                      Aaa/AAA              1,283,232
                1,050,000      5.125%, 03/01/16                                      Aaa/AAA              1,122,828
                2,590,000      5.250%, 03/01/18                                      Aaa/AAA              2,777,853

                               County of Maui, Hawaii General
                               Obligation Bonds, Series A, MBIA Insured
                1,105,000      5.250%, 03/01/15                                      Aaa/AAA              1,221,600
                1,205,000      5.250%, 03/01/16                                      Aaa/AAA              1,330,633
                1,000,000      5.250%, 03/01/18                                      Aaa/AAA              1,092,470
                1,750,000      5.250%, 03/01/19                                      Aaa/AAA              1,904,280

                               County of Maui, Hawaii General
                               Obligation Bonds, Series A, MBIA Insured
                1,000,000       5.500%, 03/01/18                                     NR/AAA               1,098,490

                               County of Maui, Hawaii General
                               Obligation Bonds, Series A, Prerefunded
                                09/01/07 @ 101, FGIC Insured
                1,130,000      5.250%, 09/01/13                                      Aaa/AAA              1,200,501
                1,265,000      5.250%, 09/01/15                                      Aaa/AAA              1,343,923
                1,335,000      5.250%, 09/01/16                                      Aaa/AAA              1,418,291

                               County of Maui, Hawaii General Obligation Bonds,
                               Series A, Prerefunded 03/01/08 @101, FGIC Insured

                250,000        5.000%, 03/01/10                                      Aaa/AAA                266,545

                               County of Maui, Hawaii General Obligation Bonds,
                               Unrefunded Series A, FGIC Insured

                750,000        5.000%, 03/01/10                                      Aaa/AAA                794,678

                               County of Maui, Hawaii General
                               Obligation Bonds, Series B, FGIC Insured
                1,065,000       5.250%, 03/01/11                                     Aaa/AAA              1,177,038

                               County of Maui, Hawaii General
                               Obligation Bonds, Series B, MBIA Insured

                  825,000      5.375%, 09/01/13                                      Aaa/AAA                933,240

                               County of Maui, Hawaii General
                               Obligation Refunding Bonds, Series B, MBIA Insured
                1,445,000      5.375%, 09/01/12                                      Aaa/AAA              1,633,601

                               County of Maui, Hawaii General
                               Obligation Bonds, Series C, FGIC Insured
                1,020,000      5.250%, 03/01/16                                      Aaa/AAA              1,115,707
                1,000,000      5.250%, 03/01/17                                      Aaa/AAA              1,091,680
                1,250,000      5.250%, 03/01/20                                      Aaa/AAA              1,357,250

                               Department of Budget and Finance
                               of the State of Hawaii Special
                               Purpose Revenue Bonds (Hawaiian
                               Electric Company, Inc.), Series A,
                               AMBAC Insured
                4,965,000      5.500%, 12/01/14                                      Aaa/AAA              5,458,471

                               Department of Budget and Finance of the State of Hawaii Special
                               Purpose Revenue Bonds (Hawaiian
                               Electric Company, Inc.), Series A,
                               MBIA Insured
                4,125,000      4.950%, 04/01/12                                      Aaa/AAA              4,530,281

                               Department of Budget and Finance of the State of
                               Hawaii Special Purpose Revenue Bonds (Hawaiian
                               Electric Company, Inc.) Refunding Series A-AMT,
                               FGIC Insured
                3,000,000      4.800%, 01/01/25                                      Aaa/AAA              3,066,510

                               Department of Budget and Finance of
                               the State of Hawaii Special Purpose
                               Revenue Bonds (Hawaiian Electric
                               Company, Inc., and Subsidiaries
                               Projects), Series A-AMT, MBIA Insured
                5,700,000      5.650%, 10/01/27                                      Aaa/AAA              6,282,939

                               Department of Budget and Finance
                               of the State of Hawaii Special
                               Purpose Revenue Bonds (Hawaiian
                               Electric Company, Inc., and
                               Subsidiaries Projects), Series B-AMT,
                               XL Capital Insured
                1,000,000      5.000%, 12/01/22                                      Aaa/AAA              1,051,640

                               Department of Budget and Finance
                               of the State of Hawaii Special
                               Purpose Revenue Bonds (Hawaiian
                               Electric Company, Inc.), Series
                               D-AMT, AMBAC Insured
                2,500,000      6.150%, 01/01/20                                      Aaa/AAA              2,763,825

                               Department of Budget and Finance of
                               the State of Hawaii Special Purpose
                               Revenue Bonds (Kapiolani Health Care
                               System), MBIA Insured

                  825,000      6.300%, 07/01/08                                      Aaa/AAA                825,000
                1,000,000      6.000%, 07/01/11                                      Aaa/AAA              1,052,580
                1,000,000      6.200%, 07/01/16                                      Aaa/AAA              1,054,520
                1,000,000      6.250%, 07/01/21                                      Aaa/AAA              1,055,000

                               Department of Budget and Finance of the State of
                               Hawaii (North Hawaii Community Hospital) Special
                               Purpose Revenue Bonds, VRDO1 Enhancement LOC -
                               First Hawaiian Bank expiring 05/26/09
                1,675,000      2.350%, 05/01/19                                     VMIG1/Aa3             1,675,000

                               Department of Budget and Finance
                               of the State of Hawaii Special
                               Purpose Revenue Bonds (The
                               Evangelical Lutheran Good Samaritan
                               Society), AMBAC Insured

                  490,000      4.700%, 11/01/06                                      Aaa/AAA                501,638

                               Department of Budget and Finance of
                               the State of Hawaii Special Purpose
                               Revenue Bonds (The Queen's Health
                               System), Series A, Prerefunded
                               07/01/06 @ 102
                5,000,000      6.050%, 07/01/16                                       A1/A+               5,260,300
                8,625,000      6.000%, 07/01/20                                       A1/A+               9,069,791
                3,500,000      5.750%, 07/01/26                                       A1/A+               3,672,060

                               Department of Budget and Finance
                               of the State of Hawaii Special
                               Purpose Revenue Bonds (The
                               Queen's Health System), Series A,
                               Weekly Reset VRDO1, SPA: Bank of
                               Nova Scotia
                4,800,000      2.320%, 07/01/26                                     VMIG1/A-1+            4,800,000

                               Department of Budget and Finance of the State of
                               Hawaii Special Purpose Revenue Bonds (The
                               Queen's Health System) Series A, Weekly Reset
                               VRDO1, SPA: Bank of Nova Scotia
                1,700,000      2.150%, 07/01/29                                     VMIG1/A-1+            1,700,000

                               Department of Budget and Finance
                               of the State of Hawaii Special
                               Purpose Revenue Bonds (The
                               Queen's Health System), Series B,
                               MBIA Insured
                8,000,000      5.250%, 07/01/23                                      Aaa/AAA              8,547,360

                               Department of Hawaiian Home Lands
                               (State of Hawaii) Revenue Bonds
                1,310,000      4.150%, 07/01/08                                       A3/NR               1,337,667
                1,525,000      4.350%, 07/01/10                                       A3/NR               1,587,373
                1,245,000      4.450%, 07/01/11                                       A3/NR               1,295,784

                               Hawaii Community Development
                               Authority Improvement District
                               Revenue Bonds (Kakaako Community
                                Development District 3)
                1,010,000      7.400%, 07/01/10                                      NR/NR2               1,015,050

                               Hawaii Community Development
                               Authority Improvement District
                               Special Assessment Bonds (Kakaako
                               Community Development District 1)

                  155,000      5.400%, 07/01/05                                      NR/NR2                 155,013

                               Hawaii Community Development
                               Authority Improvement District Special
                               Assessment Bonds (Kakaako
                               Community Development District 2)

                  420,000      5.400%, 07/01/05                                      NR/NR2                 420,034

                  435,000      5.500%, 07/01/06                                      NR/NR2                 438,123

                  465,000      5.600%, 07/01/07                                      NR/NR2                 468,357

                  365,000      5.700%, 07/01/08                                      NR/NR2                 366,825

                               Housing Finance and Development
                               Corporation (State of Hawaii) Single
                               Family Mortgage Revenue Bonds,
                               Series A-AMT, FNMA Insured
                2,870,000      5.300%, 07/01/22                                      Aaa/AAA              2,983,652
                7,990,000      5.750%, 07/01/30                                      Aaa/AAA              8,059,593
                1,415,000      5.400%, 07/01/30                                      Aaa/AAA              1,447,205

                               Housing Finance and Development
                               Corporation (State of Hawaii) Single
                               Family Mortgage Revenue Bonds,
                               Series B, FNMA Insured
                2,180,000      5.700%, 07/01/13                                      Aaa/AAA              2,204,176
                14,600,000     5.850%, 07/01/17                                      Aaa/AAA             14,768,776
                9,350,000      5.450%, 07/01/17                                      Aaa/AAA              9,714,744
                6,800,000      5.300%, 07/01/28                                      Aaa/AAA              6,961,228
                4,025,000      7.000%, 07/01/31                                      Aaa/AAA              4,031,158

                               Housing Finance and Development
                               Corporation (State of Hawaii) University
                                of Hawaii Faculty Housing Project,
                               Revenue Bonds, AMBAC Insured
                2,125,000      5.650%, 10/01/16                                      Aaa/AAA              2,160,424
                4,000,000      5.700%, 10/01/25                                      Aaa/AAA              4,067,120

                               State of Hawaii Airport System Revenue Bonds,
                               AMT FGIC Insured
                5,080,000      6.500%, 07/01/13                                      Aaa/AAA              5,816,956

                               State of Hawaii Airport System
                               Revenue Bonds, AMT, FGIC Insured
                4,000,000      5.750%, 07/01/17                                      Aaa/AAA              4,441,200
                6,000,000      5.625%, 07/01/18                                      Aaa/AAA              6,581,340
                6,000,000      5.250%, 07/01/21                                      Aaa/AAA              6,340,140

                               State of Hawaii Airport System
                               Revenue Bonds, AMT, Second Series,
                                Escrowed to Maturity, MBIA Insured
                6,455,000      6.900%, 07/01/12                                      Aaa/AAA              7,435,966

                               State of Hawaii Airport System
                               Revenue Bonds, Series B-AMT, FGIC Insured
                3,000,000      8.000%, 07/01/10                                      Aaa/AAA              3,583,950

                               State of Hawaii General Obligation
                               Bonds, Series BW, FSA Insured
                1,000,000      6.400%, 03/01/09                                      Aaa/AAA              1,120,430

                               State of Hawaii General Obligation
                               Bonds, Series BZ, FGIC Insured
                3,700,000      6.000%, 10/01/11                                      Aaa/AAA              4,269,948
                3,500,000      6.000%, 10/01/12                                      Aaa/AAA              4,088,980

                               State of Hawaii General Obligation
                               Bonds, Series CA, FGIC Insured
                2,000,000      5.750%, 01/01/11                                      Aaa/AAA              2,254,740

                               State of Hawaii General Obligation
                               Bonds, Series CC

                  590,000      5.125%, 02/01/07                                      Aa3/AA-                611,181

                               State of Hawaii General Obligation
                               Bonds, Series CH
                1,000,000      4.750%, 11/01/11                                      Aa3/AA-              1,085,030

                               State of Hawaii General Obligation
                               Bonds, Series CH, FGIC Insured
                5,000,000      6.000%, 11/01/07                                      Aaa/AAA              5,359,000
                3,390,000      6.000%, 11/01/08                                      Aaa/AAA              3,716,762

                               State of Hawaii General Obligation
                               Bonds, Series CI
                1,500,000      4.700%, 11/01/07                                      Aa3/AA-              1,564,200

                               State of Hawaii General Obligation
                               Bonds, Series CL, FGIC Insured
                2,305,000      6.000%, 03/01/11                                      Aaa/AAA              2,636,205

                               State of Hawaii General Obligation
                               Bonds, Series CM, FGIC Insured
                3,000,000      6.500%, 12/01/15                                      Aaa/AAA              3,761,070

                               State of Hawaii General Obligation
                               Bonds, Series CN, FGIC Insured
                4,000,000      5.250%, 03/01/10                                      Aaa/AAA              4,242,200
                4,000,000      5.250%, 03/01/13                                      Aaa/AAA              4,242,200
                3,000,000      5.500%, 03/01/14                                      Aaa/AAA              3,193,680
                7,950,000      5.250%, 03/01/15                                      Aaa/AAA              8,431,373
                1,000,000      5.250%, 03/01/17                                      Aaa/AAA              1,060,550

                               State of Hawaii General Obligation
                               Bonds, Series CP, FGIC Insured
                5,000,000      5.000%, 10/01/13                                      Aaa/AAA              5,253,500
                2,195,000      5.000%, 10/01/14                                      Aaa/AAA              2,305,782
                5,000,000      5.000%, 10/01/15                                      Aaa/AAA              5,253,500
                7,195,000      5.000%, 10/01/17                                      Aaa/AAA              7,559,787

                               State of Hawaii General Obligation
                               Bonds, Series CR, MBIA Insured
                1,000,000      5.250%, 04/01/13                                      Aaa/AAA              1,074,420
                5,000,000      5.000%, 04/01/16                                      Aaa/AAA              5,339,400
                16,000,000     5.000%, 04/01/17                                      Aaa/AAA             17,086,080

                               State of Hawaii General Obligation
                               Bonds, Series CS, MBIA Insured
                5,000,000      5.000%, 04/01/07                                      Aaa/AAA              5,187,500
                5,500,000      5.000%, 04/01/09                                      Aaa/AAA              5,887,805

                               State of Hawaii General Obligation
                               Bonds, Series CU, MBIA Insured
                1,250,000      5.750%, 10/01/08                                      Aaa/AAA              1,358,013
                1,000,000      5.750%, 10/01/09                                      Aaa/AAA              1,106,900

                               State of Hawaii General Obligation
                               Bonds, Series CU, Prerefunded
                               10/01/10 @ 100, MBIA Insured
                3,000,000      5.600%, 10/01/19                                      Aaa/AAA              3,369,030

                               State of Hawaii General Obligation
                               Bonds, Series CV, FGIC Insured
                11,000,000     5.000%, 08/01/20                                      Aaa/AAA             11,709,170
                5,000,000      5.250%, 08/01/21                                      Aaa/AAA              5,451,750
                1,015,000      5.000%, 08/01/21                                      Aaa/AAA              1,077,615

                               State of Hawaii General Obligation
                               Bonds, Series CX, FSA Insured
                2,000,000      5.250%, 02/01/12                                      Aaa/AAA              2,227,360
                8,725,000      5.500%, 02/01/13                                      Aaa/AAA              9,850,176

                  500,000      5.000%, 02/01/19                                      Aaa/AAA                533,380
                2,500,000      5.500%, 02/01/21                                      Aaa/AAA              2,767,925

                               State of Hawaii General Obligation
                               Bonds, Series CY, FSA Insured
                2,500,000      5.750%, 02/01/14                                      Aaa/AAA              2,917,325
                2,000,000      5.750%, 02/01/15                                      Aaa/AAA              2,352,520

                               State of Hawaii General Obligation
                               Bonds, Series CZ, FSA Insured
                1,500,000      5.250%, 07/01/12                                      Aaa/AAA              1,680,165
                9,390,000      5.250%, 07/01/16                                      Aaa/AAA             10,382,147
                3,000,000      5.250%, 07/01/17                                      Aaa/AAA              3,378,270
                3,000,000      5.250%, 07/01/18                                      Aaa/AAA              3,289,740

                               State of Hawaii General Obligation
                               Bonds, Series DD, MBIA Insured
                2,000,000      4.250%, 05/01/10                                      Aaa/AAA              2,110,420
                4,000,000      5.000%, 05/01/18                                      Aaa/AAA              4,366,040

                               State of Hawaii Harbor Capital
                               Improvement Revenue Bonds, AMT,
                               MBIA Insured
                3,850,000      5.750%, 07/01/17                                      Aaa/AAA              4,095,861

                               State of Hawaii Harbor Capital
                               Improvement Revenue Bonds, Series
                               B-AMT, AMBAC Insured
                3,000,000      5.500%, 07/01/19                                      Aaa/AAA              3,283,380

                               State of Hawaii Harbor System
                               Revenue Bonds, Series A, FSA Insured
                1,350,000      4.500%, 01/01/07                                      Aaa/AAA              1,384,169
                1,285,000      4.500%, 01/01/08                                      Aaa/AAA              1,334,601

                               State of Hawaii Harbor System
                               Revenue Bonds, Series A-AMT, FSA
                                     Insured
                2,000,000      5.750%, 07/01/17                                      Aaa/AAA              2,201,780
                1,500,000      5.900%, 07/01/21                                      Aaa/AAA              1,654,275

                               State of Hawaii Harbor System
                               Revenue Bonds, Series B-AMT, FSA
                                     Insured

                  870,000      5.000%, 01/01/07                                      Aaa/AAA                897,666
                1,220,000      5.000%, 01/01/08                                      Aaa/AAA              1,275,644
                3,275,000      4.500%, 01/01/09                                      Aaa/AAA              3,415,465
                2,000,000      5.000%, 01/01/11                                      Aaa/AAA              2,158,920

                               State of Hawaii Highway Revenue Bonds
                1,000,000      3.000%, 07/01/06                                      Aa3/AA               1,003,090
                1,140,000      3.000%, 07/01/07                                      Aa3/AA               1,144,150
                1,000,000      6.000%, 07/01/09                                      Aa3/AA               1,112,310

                               State of Hawaii Highway Revenue Bonds, FSA
                                     Insured
                1,000,000      3.000%, 07/01/08                                      Aaa/AAA              1,003,410

                  750,000      3.000%, 07/01/09                                      Aaa/AAA                750,278
                1,500,000      3.000%, 07/01/10                                      Aaa/AAA              1,493,805
                1,500,000      3.000%, 07/01/11                                      Aaa/AAA              1,483,770

                               State of Hawaii Highway Revenue Bonds, Series A,
                               FSA Insured
                1,000,000      5.000%, 07/01/20                                      Aaa/AAA              1,090,260

                               State of Hawaii Highway Revenue Bonds, FSA
                                     Insured

                  825,000      4.800%, 07/01/08                                      Aaa/AAA                870,012
                1,000,000      5.375%, 07/01/19                                      Aaa/AAA              1,121,680

                               State of Hawaii Highway Revenue
                               Bonds, Callable 07/01/10 @ 100, FSA
                                     Insured
                2,000,000      4.500%, 07/01/10                                      Aaa/AAA              2,129,380
                2,000,000      4.500%, 07/01/11                                      Aaa/AAA              2,140,620
                5,105,000      5.000%, 07/01/12                                      Aaa/AAA              5,639,187

                  500,000      5.250%, 07/01/13                                      Aaa/AAA                557,450
                1,530,000      5.375%, 07/01/14                                      Aaa/AAA              1,716,170

                  250,000      5.125%, 07/01/14                                      Aaa/AAA                274,310
                2,720,000      5.500%, 07/01/19                                      Aaa/AAA              3,031,386
                1,110,000      5.500%, 07/01/20                                      Aaa/AAA              1,237,073
                2,000,000      5.375%, 07/01/20                                      Aaa/AAA              2,243,360

                               State of Hawaii Highway Revenue
                               Bonds, FGIC Insured
                3,705,000      5.600%, 07/01/13                                      Aaa/AAA              3,885,508
                2,000,000      5.250%, 07/01/16                                      Aaa/AAA              2,090,660

                               State of Hawaii Housing & Community Development
                               Revenue Bonds, FSA Insured

                  660,000      1.900%, 01/01/06                                      Aaa/NR                656,370

                  910,000      2.900%, 01/01/09                                      Aaa/NR                906,114

                  895,000      3.400%, 01/01/11                                      Aaa/NR                898,115

                  670,000      3.450%, 07/01/11                                      Aaa/NR                673,605

                  925,000      3.600%, 01/01/12                                      Aaa/NR                933,001

                  960,000      3.600%, 07/01/12                                      Aaa/NR                967,680
                1,055,000      3.700%, 07/01/13                                      Aaa/NR              1,069,591

                                                                                                       698,625,689
                               Puerto Rico  (4.3%):

                               Puerto Rico Commonwealth
                               Aqueduct and Sewer Authority
                               Revenue Bonds, MBIA Insured
                2,500,000      5.000%, 07/01/15                                      Aaa/AAA              2,588,850

                               Puerto Rico Commonwealth Government Facilities
                               Revenue Bonds, Series A FSA Insured
                1,600,000      5.250%, 07/01/19                                       NR/AAA              1,859,360

                               Puerto Rico Commonwealth Highway
                                & Transportation Authority Revenue
                               Bonds, Series J, Callable 07/01/14 @
                               100, MBIA Insured
                5,745,000      5.000%, 07/01/17                                      Aaa/AAA              6,381,086

                               Puerto Rico Commonwealth Public
                               Finance Corp. Revenue Bonds, Series
                                A, Prerefunded 08/01/11 @ 100,
                               MBIA Insured
                5,000,000      5.500%, 08/01/17                                      Aaa/AAA              5,656,200

                               Puerto Rico Commonwealth Public
                               Improvement General Obligation Bonds,
                               Series A, FGIC Insured
                4,000,000      5.500%, 07/01/13                                      Aaa/AAA              4,619,440
                2,000,000      5.500%, 07/01/16                                      Aaa/AAA              2,360,220

                               Puerto Rico Commonwealth Public Improvement
                               General Obligation Bonds, Series A, FSA Insured
                4,000,000      5.000%, 07/01/16                                      Aaa/AAA              4,455,920

                               Puerto Rico Commonwealth Public
                               Improvement General Obligation
                               Bonds, MBIA Insured
                1,800,000      5.250%, 07/01/13                                      Aaa/AAA              1,976,634

                               Puerto Rico Commonwealth Public Improvement
                               General Obligation Bonds, Series A, MBIA Insured
                1,000,000      5.500%, 07/01/15                                       NR/AAA              1,172,850

                               Puerto Rico Commonwealth Public
                               Improvement General Obligation
                               Bonds, Series CR, FSA Insured
                1,060,000      5.250%, 07/01/17                                      Aaa/AAA              1,234,667
                                                                                                 ------------------
                                                                                                         32,305,227
Commercial Paper  (0.7%):
Hawaii  (0.7%):
                               City and County of Honolulu, Hawaii
                5,000,000      2.550%, 08/03/05                                      P1/A1+               5,000,000
                                                                                                 ------------------

                               Total Investments (Cost $696,245,982) 3   -   98.6%                     735,930,916
                               Other assets less liabilities -   1.4%                                     10,418,699
                                                                                                          ----------
                               NET ASSETS   -   100.0%                                            $   746,349,615
                                                                                                 ================
------------
                               Portfolio Distribution By Quality Rating (unaudited)

                               Highest rating (4)
                                                                              93.7   %
                               Second highest rating (5)
                                                                               0.9
                               Third highest rating (6)
                                                                               4.7
                               Not rated (2)
                                                                                ----
                                                                               0.7
                                                                                ----

                                                                              100.0  %
                                                                                =====

1 Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

2 Any securities not rated (NR) have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

3              See footnote b to the financial statements.

(4) Aaa of Moody's or AAA of S&P.

(5) Aa of Moody's or AA of S&P.

(6) A of Moody's or S&P.

                                       PORTFOLIO ABBREVIATIONS:
                                       ------------------------
                    AMBAC      American Municipal Bond Assurance Corporation
                    AMT        Alternative Minimum Tax
                    FGIC       Financial Guaranty Insurance Co.
                    FNMA       Federal National Mortgage Association
                    FSA        Financial Securities Assurance
                    LOC        Letter of Credit
                    MBIA       Municipal Bond Investors Assurance
                    SPA        Standby Bond Purchase Agreement
                    VRDO       Variable Rate Demand Obligation

                               See accompanying notes to financial statements.





                                            Hawaiian Tax-Free Trust
                                         NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $701,419,363 amounted to $34,511,553, which consisted of aggregate gross unrealized appreciation of $36,242,394 and aggregate gross unrealized depreciation of $1,730,841.





Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 25, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 25, 2005